Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating costs [member]
Disclosure of detailed information about intangible assets [line items]
Amortization amounts of intangible assets	$ 827,596	$ 758,050
Operating expenses [member]
Disclosure of detailed information about intangible assets [line items]
Amortization amounts of intangible assets	$ 1,339,014	$ 1,154,752